INCOME TAXES - Rollforward of valuation allowances of deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance as of beginning of year	$ (41,905)
Additions of valuation allowance	(4,693)
Expiration of NOL	1,170
Utilization of deferred tax assets	78
Foreign currency translation adjustments	(663)
Balance as of end of year	$ (46,013)